CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2025
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES	CONSOLIDATED VARIABLE INTEREST ENTITIES

As of December 31, 2025, the Company's consolidated financial statements included 20 variable interest entities, all of which had been determined that the Company is the primary beneficiary. These variable interest entities are all wholly-owned subsidiaries and own vessels with existing charters during which third parties have fixed price options to purchase the respective vessels, at various dates until July 2030. The vessels owned by these 20 fully consolidated variable interest entities are accounted for as operating lease assets. As of December 31, 2025, the vessels had a total net book value of $974.2 million. The outstanding loan balances in these entities amounted to a total of $645.8 million, of which the short-term portion was $98.8 million as of December 31, 2025.